UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: May 31, 2020

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Global Bond Fund. Each remaining series of the Registrant has a fiscal year end other than November 30th.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2020

     MFS® Global Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

GLB-SEM

MFS® Global Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery;

however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

July 17, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at value (v)

Fixed income sectors (i)
Investment Grade Corporates	30.9%
Non-U.S. Government Bonds	18.1%
Mortgage-Backed Securities	10.8%
Emerging Markets Bonds	10.2%
High Yield Corporates	3.4%
Commercial Mortgage-Backed Securities	2.4%
Collateralized Debt Obligations	1.2%
Municipal Bonds	0.9%
Asset-Backed Securities	0.3%
U.S. Government Agencies	0.1%
U.S. Treasury Securities	(6.5)%

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Portfolio facts (i)
Average Duration (d)	6.6
Average Effective Maturity (m)	10.2 yrs.

Issuer country weightings (i)(x)
United States	54.4%
Japan	7.5%
United Kingdom	6.2%
Italy	5.4%
Canada	4.9%
France	4.2%
Greece	2.8%
Cyprus	2.4%
Germany	(8.8)%
Other Countries	21.0%

Portfolio Composition – continued

Composition including fixed income credit quality (a)(i)
AAA	8.6%
AA	11.2%
A	17.4%
BBB	28.1%
BB	6.9%
B	1.0%
CCC	0.4%
U.S. Government	9.9%
Federal Agencies	10.9%
Not Rated	(22.6)%
Cash & Cash Equivalents	1.0%
Other	27.2%

Currency exposure weightings (i)(y)
United States Dollar	41.9%
Euro	23.4%
Japanese Yen	17.0%
Chinese Yuan Offshore	4.4%
British Pound Sterling	3.3%
Canadian Dollar	2.1%
New Zealand Dollar	1.6%
South Korean Won	1.1%
Norwegian Krone	1.1%
Other Currencies	4.1%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Portfolio Composition – continued

(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of May 31, 2020.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 1, 2019 through May 31, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2019 through May 31, 2020.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/19	Ending Account Value 5/31/20	Expenses Paid During Period (p) 12/01/19-5/31/20
A	Actual	1.05%	$1,000.00	$1,013.37	$5.29
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
B	Actual	1.80%	$1,000.00	$1,009.61	$9.04
	Hypothetical (h)	1.80%	$1,000.00	$1,016.00	$9.07
C	Actual	1.80%	$1,000.00	$1,009.61	$9.04
	Hypothetical (h)	1.80%	$1,000.00	$1,016.00	$9.07
I	Actual	0.80%	$1,000.00	$1,014.65	$4.03
	Hypothetical (h)	0.80%	$1,000.00	$1,021.00	$4.04
R1	Actual	1.80%	$1,000.00	$1,009.61	$9.04
	Hypothetical (h)	1.80%	$1,000.00	$1,016.00	$9.07
R2	Actual	1.30%	$1,000.00	$1,012.13	$6.54
	Hypothetical (h)	1.30%	$1,000.00	$1,018.50	$6.56
R3	Actual	1.05%	$1,000.00	$1,013.39	$5.29
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
R4	Actual	0.80%	$1,000.00	$1,014.65	$4.03
	Hypothetical (h)	0.80%	$1,000.00	$1,021.00	$4.04
R6	Actual	0.72%	$1,000.00	$1,015.07	$3.63
	Hypothetical (h)	0.72%	$1,000.00	$1,021.40	$3.64

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.03%, $5.18, and $5.20 for Class A, 1.78%, $8.94, and $8.97 for Class B, 1.78%, $8.94, and $8.97 for Class C, 0.78%, $3.93, and $3.94 for Class I, 1.78%, $8.94, and $8.97 for Class R1, 1.28%, $6.44, and $6.46 for Class R2, 1.03%, $5.18, and $5.20 for Class R3, 0.78%, $3.93, and $3.94 for Class R4, 0.70%, $3.53, and $3.54 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

5/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 98.5%
Aerospace - 0.7%
Boeing Co., 5.15%, 5/01/2030		$1,825,000	$1,955,631
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)		559,000	599,521
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		520,000	546,333
Lockheed Martin Corp., 2.8%, 6/15/2050		225,000	235,266
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,099,000	1,123,727

			$4,460,478
Apparel Manufacturers - 0.1%
Tapestry, Inc., 4.125%, 7/15/2027		$597,000	$495,157

Asset-Backed & Securitized - 4.0%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	1,075,000	$1,221,747
AA Bond Co. Ltd., 6.269%, 7/31/2025		300,000	359,941
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.119% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)		$3,306,000	3,175,958
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		494,975	479,939
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061		2,924,308	3,256,582
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		2,234,604	2,430,009
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050		3,000,000	3,281,605
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.518% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		919,000	875,368
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 2.835% (LIBOR -3mo. + 1.7%), 7/18/2031 (n)		2,560,000	2,337,454
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.284% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		1,242,000	1,199,047
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.298% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		600,000	576,205
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048		691,382	727,798
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,532,563	1,620,878
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059		3,000,000	3,292,192

			$24,834,723

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Automotive - 1.0%
Continental AG, 2.5%, 8/27/2026	EUR	331,000	$380,716
Ferrari N.V., 1.5%, 5/27/2025		807,000	892,406
General Motors Co., 6.125%, 10/01/2025		$992,000	1,082,421
Hyundai Capital America, 6.375%, 4/08/2030 (n)		2,000,000	2,220,239
Volkswagen Financial Services N.V., 4.25%, 10/09/2025	GBP	400,000	532,908
Volkswagen Group of America Co., 3.125%, 5/12/2023 (n)		$809,000	830,912
Volkswagen International Finance N.V., 1.625%, 2/10/2024	GBP	400,000	478,757

			$6,418,359
Broadcasting - 0.8%
Discovery, Inc., 4.125%, 5/15/2029		$373,000	$399,068
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	2,000,000	2,047,510
Prosus N.V., 3.68%, 1/21/2030 (n)		$443,000	461,255
RELX Capital, Inc., 3%, 5/22/2030		432,000	453,694
RELX Finance B.V., 0.5%, 3/10/2028	EUR	100,000	106,573
ViacomCBS, Inc., 4.375%, 3/15/2043		$674,000	643,676
WPP Finance, 3.75%, 9/19/2024		583,000	620,716

			$4,732,492
Brokerage & Asset Managers - 1.1%
Charles Schwab Corp., 5.375%, 4/30/2070		$1,066,000	$1,129,374
E*TRADE Financial Corp., 2.95%, 8/24/2022		470,000	483,627
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048	EUR	800,000	919,388
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		$993,000	1,124,592
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	307,769
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	843,223
NASDAQ, Inc., 3.25%, 4/28/2050		606,000	618,838
Raymond James Financial, 4.65%, 4/01/2030		1,136,000	1,305,003

			$6,731,814
Building - 0.8%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$783,000	$816,218
Holcim Finance (Luxembourg) S.A., 2.375%, 4/09/2025	EUR	844,000	982,139
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$447,000	470,744
Masco Corp., 4.45%, 4/01/2025		355,000	387,356
Masco Corp., 4.375%, 4/01/2026		1,580,000	1,725,662
Vulcan Materials Co., 3.5%, 6/01/2030		652,000	678,919

			$5,061,038
Business Services - 0.8%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	1,850,000	$1,930,767
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$435,000	479,289
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,086,000	1,192,252

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
Fiserv, Inc., 4.4%, 7/01/2049		$334,000	$405,884
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		970,000	1,000,005

			$5,008,197
Cable TV - 1.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp., 6.384%, 10/23/2035		$706,000	$924,603
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		482,000	536,782
Comcast Corp., 0.25%, 5/20/2027	EUR	250,000	269,872
Comcast Corp., 3.75%, 4/01/2040		$1,034,000	1,180,133
Eutelsat S.A., 2.25%, 7/13/2027	EUR	2,100,000	2,263,108
Time Warner Cable, Inc., 4.5%, 9/15/2042		$356,000	381,809
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,328,000	1,352,183

			$6,908,490
Chemicals - 0.4%
Cydsa S.A.B. de C.V., 6.25%, 10/04/2027 (n)		$1,175,000	$1,123,605
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		650,000	518,375
Symrise AG, 1.25%, 11/29/2025	EUR	665,000	729,960

			$2,371,940
Computer Software - 1.1%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)		$626,000	$700,835
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		1,468,000	1,590,432
Microsoft Corp., 4.1%, 2/06/2037		1,823,000	2,316,579
Microsoft Corp., 3.95%, 8/08/2056		600,000	785,740
SAP SE, 0.375%, 5/18/2029	EUR	500,000	552,411
VeriSign, Inc., 4.75%, 7/15/2027		$693,000	723,575

			$6,669,572
Computer Software - Systems - 0.5%
Apple, Inc., 4.5%, 2/23/2036		$2,300,000	$3,002,012
Capgemini SE, 2%, 4/15/2029	EUR	400,000	467,726

			$3,469,738
Conglomerates - 0.6%
General Electric Co., 0.875%, 5/17/2025	EUR	850,000	$878,069
Roper Technologies, Inc., 4.2%, 9/15/2028		$581,000	676,906
Roper Technologies, Inc., 2.95%, 9/15/2029		458,000	485,786
Thyssenkrupp AG, 2.875%, 2/22/2024	EUR	350,000	364,453
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024		$678,000	694,029
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		628,000	658,842

			$3,758,085

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Products - 0.7%
LVMH Moet Hennessy Louis Vuitton SE, 0.125%, 2/11/2028	EUR	600,000	$645,589
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031		500,000	535,274
Reckitt Benckiser Treasury Services (Nederland) B.V., 0.375%, 5/19/2026		548,000	607,992
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$467,000	502,858
Reckitt Benckiser Treasury Services PLC, 1.75%, 5/19/2032	GBP	391,000	490,665
Whirlpool Corp., 4.75%, 2/26/2029		$241,000	274,069
Whirlpool EMEA Finance S.à r.l., 0.5%, 2/20/2028	EUR	1,150,000	1,142,264

			$4,198,711
Consumer Services - 1.1%
Booking Holdings, Inc., 3.55%, 3/15/2028		$461,000	$483,149
Experian Finance PLC, 4.25%, 2/01/2029 (n)		1,309,000	1,461,557
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	800,000	901,505
Service Corp. International, 5.125%, 6/01/2029		$975,000	1,050,563
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		1,754,000	1,232,942
Visa, Inc., 4.3%, 12/14/2045		1,126,000	1,488,165

			$6,617,881
Containers - 0.1%
DS Smith PLC, 0.875%, 9/12/2026	EUR	700,000	$718,105

Electrical Equipment - 0.2%
Amphenol Technologies Holding Gmbh, 0.75%, 5/04/2026	EUR	485,000	$529,755
Telefonaktiebolaget LM Ericsson, 1.875%, 3/01/2024		700,000	782,266

			$1,312,021
Electronics - 0.7%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	254,000	$281,622
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$610,000	642,411
Broadcom, Inc., 4.25%, 4/15/2026 (n)		1,249,000	1,336,993
Broadcom, Inc., 4.15%, 11/15/2030 (n)		357,000	373,824
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		1,319,000	1,282,727
Texas Instruments, Inc., 2.25%, 9/04/2029		528,000	560,921

			$4,478,498
Emerging Market Quasi-Sovereign - 2.2%
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	1,050,000	$1,129,649
Export-Import Bank of India, 3.375%, 8/05/2026		$1,000,000	1,028,111
Export-Import Bank of India, 3.875%, 2/01/2028		800,000	821,793
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		836,000	854,024
NTPC Ltd. (Republic of India), 4.25%, 2/26/2026		600,000	627,828

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petronas Capital Ltd. (Federation of Malaysia), 4.55%, 4/21/2050		$1,407,000	$1,700,619
Power Finance Corp. Ltd. (Republic of India), 3.75%, 12/06/2027		1,100,000	1,050,412
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,150,000	1,175,752
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		1,600,000	1,828,478
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,420,000	1,633,238
State Grid Overseas Investment (2016) Ltd. (People’s Republic of China), 3.5%, 5/04/2027		1,523,000	1,662,095

			$13,511,999
Emerging Market Sovereign - 5.2%
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	134,000	$121,235
Government of Ukraine, 4.375%, 1/27/2030		800,000	723,790
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029		11,296,000	14,938,913
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035		1,391,000	1,592,332
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,984,000	3,401,790
Republic of Croatia, 1.125%, 6/19/2029	EUR	2,360,000	2,547,676
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,760,000	2,056,560
Republic of Peru, 2.392%, 1/23/2026		166,000	171,644
Republic of Peru, 2.783%, 1/23/2031		810,000	852,930
Republic of South Africa, 8%, 1/31/2030	ZAR	92,300,000	4,938,751
State of Qatar, 4%, 3/14/2029 (n)		$907,000	1,022,642
State of Qatar, 4.4%, 4/16/2050		363,000	431,520

			$32,799,783
Energy - Independent - 0.3%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$1,700,000	$1,711,608

Energy - Integrated - 0.6%
Eni S.p.A., 4%, 9/12/2023 (n)		$569,000	$602,385
Eni S.p.A., 1.25%, 5/18/2026	EUR	438,000	494,350
Eni S.p.A., 4.25%, 5/09/2029 (n)		$647,000	684,088
OMV AG, 1%, 7/03/2034	EUR	350,000	362,439
Shell International Finance B.V., 1.875%, 4/07/2032		282,000	343,129
Shell International Finance B.V., 3.75%, 9/12/2046		$1,300,000	1,477,017

			$3,963,408
Entertainment - 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		$1,339,000	$904,863

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - 1.3%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$2,256,000	$1,888,150
AnaCap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR - 3mo. + 5%), 8/01/2024	EUR	1,050,000	873,980
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		$850,000	718,501
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		1,085,000	915,687
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		618,000	503,386
EXOR N.V., 2.25%, 4/29/2030	EUR	1,125,000	1,251,858
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,728,000	1,755,758
Swisscom AG, 0.375%, 11/14/2028	EUR	100,000	110,505

			$8,017,825
Food & Beverages - 1.8%
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031	EUR	560,000	$623,977
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$362,000	402,235
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		510,000	639,769
Bacardi Ltd., 5.15%, 5/15/2038 (n)		728,000	831,876
Constellation Brands, Inc., 4.25%, 5/01/2023		1,910,000	2,087,480
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	769,678
Constellation Brands, Inc., 3.15%, 8/01/2029		1,160,000	1,212,764
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	450,000	537,714
Diageo Finance PLC, 2.875%, 3/27/2029	GBP	900,000	1,214,131
Heineken N.V., 1.25%, 5/07/2033	EUR	948,000	1,046,583
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		$1,134,000	1,142,505
PepsiCo, Inc., 3.875%, 3/19/2060		456,000	574,086

			$11,082,798
Forest & Paper Products - 0.3%
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	500,000	$571,761
Suzano Austria GmbH, 6%, 1/15/2029		$1,528,000	1,609,748

			$2,181,509
Gaming & Lodging - 0.4%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$450,000	$426,187
Marriott International, Inc., 5.75%, 5/01/2025		424,000	459,541
Marriott International, Inc., 4.625%, 6/15/2030		359,000	366,489
VICI Properties, Inc., 4.125%, 8/15/2030 (n)		1,313,000	1,267,045

			$2,519,262
Industrial - 0.2%
CPI Property Group, 2.75%, 1/22/2028	GBP	500,000	$564,642
CPI Property Group S.A., 2.75%, 5/12/2026	EUR	490,000	536,101
Investor AB, 1.5%, 6/20/2039		320,000	357,580

			$1,458,323

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - 0.6%
Argentum Netherlands B.V. for Zurich Insurance Co. Ltd., 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	800,000	$988,207
Aviva PLC, 3.875%, 7/03/2044		750,000	887,613
Aviva PLC, 4%, 6/03/2055	GBP	214,000	265,524
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	400,000	424,659
Credit Agricole Assurances S.A., 4.25%, 12/31/2164		600,000	713,425
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 12/31/2164		500,000	532,755

			$3,812,183
Insurance - Health - 0.4%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$1,919,000	$2,509,924

Insurance - Property & Casualty - 1.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$738,000	$785,711
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		740,000	776,663
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030 (n)		1,924,000	1,929,411
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		895,000	918,604
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		1,000,000	1,077,345
Progressive Corp., 4.125%, 4/15/2047		1,019,000	1,294,133
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	450,000	577,579
Willis North America, Inc., 3.875%, 9/15/2049		$1,270,000	1,357,810

			$8,717,256
International Market Quasi-Sovereign - 1.2%
Deutsche Bahn Finance GmbH, 1.375%, 4/16/2040	EUR	208,000	$246,899
Electricite de France S.A., 2%, 10/02/2030		500,000	607,496
Electricite de France S.A., 5.875%, 12/31/2164	GBP	500,000	629,773
Equinor ASA (Kingdom of Norway), 1.375%, 5/22/2032	EUR	150,000	175,230
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024		1,380,000	1,461,715
KfW Group, 0.05%, 9/29/2034		3,542,000	3,951,771
Ontario Teachers’ Finance Trust, 0.5%, 5/06/2025		690,000	772,832

			$7,845,716
International Market Sovereign - 26.5%
Commonwealth of Australia, 2.5%, 5/21/2030	AUD	3,259,000	$2,505,538
Commonwealth of Australia, 2.75%, 6/21/2035		8,032,000	6,479,972
Government of Canada, 2.25%, 6/01/2029	CAD	9,600,000	8,066,134
Government of Canada, 1.25%, 6/01/2030		8,825,000	6,861,304
Government of Canada, 5%, 6/01/2037		610,000	728,305

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Japan, 1.8%, 9/20/2030	JPY	956,300,000	$10,483,520
Government of Japan, 1.8%, 6/20/2031		733,950,000	8,107,240
Government of Japan, 2.4%, 3/20/2037		1,154,550,000	14,404,549
Government of Japan, 0.5%, 6/20/2038		974,800,000	9,318,200
Government of Japan, 2.3%, 3/20/2040		209,200,000	2,661,357
Government of New Zealand, 1.5%, 5/15/2031	NZD	4,652,000	3,088,455
Kingdom of Belgium, 1.45%, 6/22/2037	EUR	4,285,000	5,591,245
Kingdom of Spain, 1.85%, 7/30/2035		366,000	462,263
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	28,200,000	3,215,935
Kingdom of Sweden, 0.125%, 5/12/2031 (n)		14,885,000	1,582,634
Kingdom of the Netherlands, 3.75%, 1/15/2042	EUR	1,830,000	3,679,256
Republic of Cyprus, 1.5%, 4/16/2027		4,750,000	5,430,920
Republic of Cyprus, 0.625%, 1/21/2030		4,174,000	4,370,638
Republic of Cyprus, 2.75%, 2/26/2034		2,512,000	3,176,296
Republic of Cyprus, 1.25%, 1/21/2040		1,629,000	1,688,607
Republic of Finland, 0.5%, 9/15/2029 (n)		2,640,000	3,115,073
Republic of France, 1.25%, 5/25/2036		3,795,000	4,846,642
Republic of France, 1.5%, 5/25/2050		2,421,000	3,295,538
Republic of France, 0.75%, 5/25/2052 (n)		1,544,836	1,741,768
Republic of Iceland, 8%, 6/12/2025	ISK	233,510,000	2,225,417
Republic of Iceland, 0.625%, 6/03/2026	EUR	370,000	410,718
Republic of Italy, 0.35%, 2/01/2025		18,629,000	20,159,042
Republic of Italy, 0.95%, 8/01/2030		1,630,000	1,713,363
Republic of New Zealand, 2.75%, 4/15/2037	NZD	3,175,000	2,468,864
Republic of Portugal, 2.25%, 4/18/2034	EUR	427,000	566,438
Republic of Portugal, 4.1%, 4/15/2037		1,961,000	3,240,549
United Kingdom Treasury, 0.875%, 10/22/2029	GBP	3,120,000	4,123,633
United Kingdom Treasury, 1.75%, 9/07/2037		9,270,000	13,825,437
United Kingdom Treasury, 1.75%, 1/22/2049		1,580,000	2,551,297

			$166,186,147
Local Authorities - 1.1%
Province of Alberta, 0.5%, 4/16/2025	EUR	460,000	$516,716
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	738,025
Province of British Columbia, 2.3%, 6/18/2026		1,100,000	857,614
Province of Ontario, 2.05%, 6/02/2030		4,401,000	3,394,190
Province of Saskatchewan, 3.05%, 12/02/2028		1,410,000	1,152,547

			$6,659,092
Machinery & Tools - 0.4%
CNH Industrial Finance Europe S.A., 1.75%, 3/25/2027	EUR	1,275,000	$1,358,460
Sarens Finance Co. N.V., 5.75%, 2/21/2027		1,496,000	1,184,033

			$2,542,493

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - 4.4%
Bank of America Corp., 3.5%, 4/19/2026		$2,800,000	$3,101,956
Bankinter S.A., 0.875%, 7/08/2026	EUR	900,000	947,594
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		1,100,000	1,214,183
Credit Agricole S.A., 1.25%, 10/02/2024	GBP	700,000	868,658
Credit Agricole S.A., 1% to 4/22/2025, FLR (EURIBOR - 3mo. + 1.25%) to 4/22/2026	EUR	500,000	557,129
Credit Agricole S.A., 1.625%, 6/05/2030		500,000	555,153
Credit Suisse Group AG, 0.45%, 5/19/2025		136,000	151,029
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		800,000	888,925
Erste Group Bank AG, 0.875%, 5/13/2027		400,000	450,223
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		900,000	940,341
Erste Group Bank AG, 3.375% to 4/15/2027, FLR (EUR Swap Rate - 5yr. + 3.433%) to 12/31/2164		1,000,000	935,217
HSBC Holdings PLC, 2.099%, 6/04/2026		$1,153,000	1,152,353
HSBC Holdings PLC, 4.375%, 11/23/2026		893,000	977,227
JPMorgan Chase & Co., 2.95%, 10/01/2026		2,405,000	2,592,898
JPMorgan Chase & Co., 3.54%, 5/01/2028		1,095,000	1,197,960
Nationwide Building Society, 1.5%, 3/08/2026	EUR	1,100,000	1,242,599
NatWest Markets PLC, 2.75%, 4/02/2025		800,000	931,274
Royal Bank of Canada, 2.55%, 7/16/2024		$3,002,000	3,165,147
Royal Bank of Scotland Group PLC, 3.622% to 8/14/2025, FLR (GBP Government Yield - 5yr. + 3.55%) to 8/14/2030	GBP	265,000	333,362
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$1,743,000	1,907,636
Svenska Handelsbanken AB, 0.5%, 2/18/2030	EUR	1,200,000	1,281,682
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$2,027,000	2,112,346

			$27,504,892
Medical & Health Technology & Services - 1.1%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$256,000	$278,811
Amplifon S.p.A., 1.125%, 2/13/2027	EUR	751,000	767,105
BayCare Health System, Inc., 3.831%, 11/15/2050		$1,187,000	1,392,484
Cigna Corp., 4.125%, 11/15/2025		901,000	1,024,955
HCA, Inc., 5.25%, 6/15/2026		554,000	630,207
HCA, Inc., 5.125%, 6/15/2039		489,000	570,216
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,026,000	1,237,945
Toledo Hospital, 6.015%, 11/15/2048		675,000	926,981

			$6,828,704
Medical Equipment - 0.3%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	750,000	$882,898
Boston Scientific Corp., 0.625%, 12/01/2027		350,000	373,819

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical Equipment - continued
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028	EUR	250,000	$268,206
Teleflex, Inc., 4.25%, 6/01/2028 (n)		$89,000	91,670

			$1,616,593
Metals & Mining - 0.3%
BHP Billiton Finance Ltd., 5.625%, 10/22/2079	EUR	775,000	$987,209
Newcrest Finance Pty Ltd., 3.25%, 5/13/2030 (n)		$728,000	761,647

			$1,748,856
Midstream - 0.9%
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)		$321,000	$313,777
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)		712,000	708,207
MPLX LP, 4.5%, 4/15/2038		644,000	637,964
Plains All American Pipeline, 3.55%, 12/15/2029		737,000	696,467
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		1,250,000	1,387,660
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	834,382
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)		210,000	230,309
Western Midstream Operating LP, 5.25%, 2/01/2050		1,040,000	842,088

			$5,650,854
Mortgage-Backed - 10.8%
Fannie Mae, 2.77%, 3/01/2022		$334,369	$341,724
Fannie Mae, 5%, 8/01/2040		613,547	705,066
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		5,242,719	5,767,944
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046		6,523,954	7,256,129
Fannie Mae, 3.5%, 9/01/2045 - 5/01/2049		3,082,852	3,312,696
Fannie Mae, 3%, 2/01/2050 - 6/01/2050		3,280,051	3,450,597
Fannie Mae, 2.5%, 3/01/2050		457,477	476,283
Fannie Mae, TBA, 2.5%, 6/25/2035 - 7/25/2035		3,550,000	3,712,881
Fannie Mae, TBA, 3%, 6/25/2035		2,975,000	3,136,337
Fannie Mae, TBA, 2%, 7/25/2035		375,000	386,229
Fannie Mae, TBA, 3.5%, 6/25/2050		10,134,252	10,690,844
Fannie Mae, TBA, 4%, 6/25/2050		3,200,000	3,406,625
Freddie Mac, 3.32%, 2/25/2023		12,000	12,761
Freddie Mac, 0.204%, 9/25/2026 (i)		62,189,000	842,195
Freddie Mac, 1.482%, 3/25/2027 (i)		1,517,000	124,992
Freddie Mac, 3.35%, 1/25/2028		4,542,000	5,204,426
Freddie Mac, 0.291%, 2/25/2028 (i)		46,151,000	1,054,980
Freddie Mac, 0.105%, 4/25/2028 (i)		46,683,000	503,098
Freddie Mac, 3.9%, 4/25/2028		4,920,000	5,821,759
Freddie Mac, 0.11%, 5/25/2028 (i)		47,225,000	537,964
Freddie Mac, 1.916%, 4/25/2030 (i)		1,856,561	277,069
Freddie Mac, 3.424%, 4/25/2032		1,813,000	2,101,144
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,493,595	1,660,187

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 5%, 7/01/2041		$872,759	$996,649
Freddie Mac, 4%, 4/01/2044		72,872	79,836
Freddie Mac, 3%, 5/01/2050		447,333	483,490
Ginnie Mae, 3.5%, 11/20/2049		1,462,292	1,551,258
Ginnie Mae, 3%, 4/20/2050		1,246,779	1,321,624
Ginnie Mae, TBA, 3%, 6/22/2050		2,500,000	2,646,484

			$67,863,271
Municipals - 0.8%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027		$90,000	$90,898
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	1,074,351
Missouri Health & Educational Facilities Authority, Taxable Education Facilities Rev. (Washington University of St. Louis), “A”, 3.229%, 5/15/2050		1,715,000	1,906,291
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029		890,000	1,042,519
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		1,017,000	1,177,646

			$5,291,705
Natural Gas - Distribution - 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$827,000	$884,427
ENGIE S.A., 0.5%, 10/24/2030	EUR	900,000	971,363
Naturgy Finance B.V., 1.25%, 1/15/2026		800,000	909,936
NiSource, Inc., 2.95%, 9/01/2029		$1,406,000	1,510,204

			$4,275,930
Natural Gas - Pipeline - 0.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$799,000	$925,443

Network & Telecom - 0.1%
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	640,000	$699,236

Oil Services - 0.1%
Halliburton Co., 5%, 11/15/2045		$742,000	$737,236

Oils - 0.2%
Neste Oyj, 1.5%, 6/07/2024	EUR	900,000	$1,004,110

Other Banks & Diversified Financials - 2.4%
AIB Group PLC, 1.875% to 11/19/2024, FLR (EUR Swap Rate - 5yr. + 2.15%) to 11/19/2029	EUR	1,700,000	$1,761,764

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued

Other Banks & Diversified Financials - continued
Alpha Bank AE, 4.25% to 2/13/2025, FLR (EUR Swap Rate - 5yr. + 4.504%) to 2/13/2030	EUR	1,360,000	$1,154,896
Banca Monte Dei Paschi, 2.625%, 4/28/2025		1,300,000	1,335,528
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)		$694,000	656,715
BPCE S.A., 5.25%, 4/16/2029	GBP	300,000	446,301
Commerzbank AG, 4%, 12/05/2030	EUR	100,000	110,480
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	900,000	1,081,067
Deutsche Bank AG, 6%, 6% to 4/30/2022, FRN to 12/31/2164	EUR	400,000	375,453
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$1,100,000	1,184,804
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	800,000	984,240
ING Groep N.V., 2.125% to 5/26/2026, FLR (EUR Swap Rate - 5yr. + 2.4%) to 5/26/2031	EUR	500,000	560,175
Intesa Sanpaolo S.p.A., 2.125%, 5/26/2025		1,087,000	1,226,623
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	700,000	807,711
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR - 3mo. + 0.839%) to 3/05/2025	EUR	600,000	657,665
UBS AG, 5.125%, 5/15/2024		$1,560,000	1,681,674
Virgin Money U.K. PLC, 4%, 9/03/2027	GBP	850,000	1,040,575

			$15,065,671
Real Estate - Apartment - 0.0%
Camden Property Trust, 2.8%, 5/15/2030		$310,000	$324,732

Real Estate - Office - 0.3%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$593,000	$619,901
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	437,000	458,286
Merlin Properties SOCIMI S.A., REIT, 1.875%, 12/04/2034		700,000	671,814

			$1,750,001
Real Estate - Other - 0.1%
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	800,000	$843,517

Real Estate - Retail - 0.6%
Realty Income Corp., REIT, 3.25%, 1/15/2031		$1,098,000	$1,128,495
Regency Centers Corp., 3.7%, 6/15/2030		1,613,000	1,631,176
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		1,110,000	952,239

			$3,711,910
Retailers - 0.2%
Marks & Spencer PLC, 4.75%, 6/12/2025	GBP	300,000	$376,058
Marks & Spencer PLC, 3.25%, 7/10/2027		550,000	626,081

			$1,002,139

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Specialty Stores - 0.1%
Richemont International Holding S.A., 0.75%, 5/26/2028	EUR	383,000	$431,161

Supermarkets - 0.2%
Auchan Holding S.A., 2.875%, 1/29/2026	EUR	500,000	$561,020
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	345,000	366,425
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	619,588

			$1,547,033
Supranational - 0.5%
Corporacion Andina de Fomento, 1.625%, 6/03/2025	EUR	1,150,000	$1,284,038
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	459,132
West African Development Bank, 4.7%, 10/22/2031		$1,789,000	1,707,601

			$3,450,771
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	$1,707,509
American Tower Corp., REIT, 3.8%, 8/15/2029		1,023,000	1,146,752
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	562,740
Rogers Communications, Inc., 3.7%, 11/15/2049		612,000	680,379
Tele2 AB, 2.125%, 5/15/2028	EUR	1,250,000	1,469,959

			$5,567,339
Tobacco - 0.2%
B.A.T. Netherlands Finance B.V., 2.375%, 10/07/2024	EUR	862,000	$1,004,926

Transportation - Services - 0.9%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	1,200,000	$1,476,208
Deutsche Post DHL Group, 0.375%, 5/20/2026	EUR	750,000	830,381
Heathrow Funding Ltd., 1.5%, 2/11/2030		600,000	649,859
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	275,000	423,832
Transurban Finance Co., 1.75%, 3/29/2028	EUR	546,000	606,633
Vinci S.A., 3.75%, 4/10/2029 (n)		$1,394,000	1,569,823

			$5,556,736
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 2.22%, 3/01/2033		$503,464	$518,869

U.S. Treasury Obligations - 9.8%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$8,666,000	$12,282,701
U.S. Treasury Bonds, 3.125%, 2/15/2043		3,575,000	4,843,985
U.S. Treasury Bonds, 2.25%, 8/15/2049		585,800	704,493
U.S. Treasury Bonds, 2.375%, 11/15/2049		1,509,000	1,865,148
U.S. Treasury Notes, 2%, 11/15/2026 (f)		5,295,000	5,813,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued

U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.25%, 11/15/2027		$944,000	$1,064,249
U.S. Treasury Notes, 2.375%, 5/15/2029		25,304,100	29,222,282
U.S. Treasury Notes, TIPS, 0.375%, 7/15/2027		5,646,215	6,024,313

			$61,820,709
Utilities - Electric Power - 2.5%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$894,000	$913,445
American Electric Power, 2.3%, 3/01/2030		640,000	645,675
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	800,000	860,855
Emera U.S. Finance LP, 2.7%, 6/15/2021		$321,000	325,049
Emera U.S. Finance LP, 3.55%, 6/15/2026		367,000	399,157
Enel Finance International N.V., 0.375%, 6/17/2027	EUR	450,000	485,171
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$743,000	789,200
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		1,000,000	1,135,500
Enel S.p.A., 6.625% to 9/15/2021, FLR (GBP Swap Rate - 5yr. + 4.089%) to 9/15/26, FLR (GBP Swap Rate - 5yr. + 4.339%) to 9/15/2041, FLR (GBP Swap Rate - 5yr. + 5.089%) to 9/15/2076	GBP	390,000	498,508
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	2,046,174
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		817,000	823,422
Evergy, Inc., 2.9%, 9/15/2029		1,550,000	1,628,489
Exelon Corp., 3.497%, 6/01/2022		506,000	526,325
Georgia Power Co., 3.7%, 1/30/2050		1,382,000	1,527,179
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		719,000	762,140
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,624,000	1,825,624
Virginia Electric & Power Co., 2.875%, 7/15/2029		593,000	647,215

			$15,839,128
Utilities - Other - 0.1%
United Utilities Water Finance PLC, 1.75%, 2/10/2038	GBP	675,000	$829,775

Utilities - Water - 0.0%
Severn Trent Unilities Finance PLC, 2%, 6/02/2040	GBP	158,000	$200,145
Total Bonds (Identified Cost, $598,589,075)			$618,280,880

Investment Companies (h) - 6.6%
Money Market Funds - 6.6%
MFS Institutional Money Market Portfolio, 0.19% (v) (Identified Cost, $41,024,339)		41,022,664	$41,026,766

Other Assets, Less Liabilities - (5.1)%			(31,740,174)
Net Assets - 100.0%			$627,567,472

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $41,026,766 and $618,280,880, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $63,898,045, representing 10.2% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	4,702,000	USD	3,098,834	JPMorgan Chase Bank N.A.	7/17/2020	$35,354
CAD	4,307,000	USD	3,082,247	Credit Suisse Group	7/17/2020	45,976
CAD	3,282,474	USD	2,375,318	UBS AG	7/17/2020	8,780
CHF	3,297,000	USD	3,395,479	UBS AG	7/17/2020	36,948
CLP	278,537,000	USD	342,714	Barclays Bank PLC	6/01/2020	5,284
CLP	278,537,000	USD	343,043	Barclays Bank PLC	7/31/2020	4,987
CLP	278,537,000	USD	332,601	JPMorgan Chase Bank N.A.	6/01/2020	15,396
CNH	13,262,000	USD	1,850,658	HSBC Bank	7/17/2020	1,759
CZK	14,301,000	USD	571,288	UBS AG	7/17/2020	18,800
DKK	9,755,512	USD	1,433,031	Citibank N.A.	7/17/2020	21,128
EUR	3,757,000	USD	4,141,171	Citibank N.A.	7/17/2020	33,252
EUR	4,449,037	USD	4,820,652	Citibank N.A.	7/31/2020	124,252
EUR	1,638,774	USD	1,813,380	Goldman Sachs International	7/17/2020	7,471
EUR	7,802,864	USD	8,542,267	UBS AG	7/17/2020	127,533
GBP	1,098,216	USD	1,350,073	Barclays Bank PLC	7/17/2020	6,488
GBP	1,382,287	USD	1,690,772	Citibank N.A.	7/31/2020	16,775
GBP	772,973	USD	950,626	Merrill Lynch International	7/17/2020	4,181
IDR	28,480,114,000	USD	1,849,959	JPMorgan Chase Bank N.A.	7/08/2020	89,793
ILS	3,267,000	USD	927,400	Goldman Sachs International	7/17/2020	3,763
MXN	30,952,875	USD	1,277,670	Goldman Sachs International	7/17/2020	108,634
NOK	68,145,095	USD	6,882,584	JPMorgan Chase Bank N.A.	7/17/2020	130,129
NZD	2,094,240	USD	1,292,946	Citibank N.A.	7/17/2020	6,750
NZD	10,085,000	USD	6,211,875	Goldman Sachs International	7/17/2020	46,926
PLN	5,341,000	USD	1,291,142	Goldman Sachs International	7/17/2020	40,308
RUB	101,734,000	USD	1,363,727	JPMorgan Chase Bank N.A.	7/09/2020	74,886
SEK	25,158,515	USD	2,614,632	Merrill Lynch International	7/17/2020	56,541
SGD	1,660,000	USD	1,167,099	Citibank N.A.	7/17/2020	8,047
TOF	65,184,000	USD	2,029,390	JPMorgan Chase Bank N.A.	7/20/2020	20,357

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
USD	3,347,222	EUR	3,005,002	Goldman Sachs International	7/17/2020	$8,348

						$1,108,846

Liability Derivatives
CNH	182,469,000	USD	25,625,509	Barclays Bank PLC	7/17/2020	$(138,498)
JPY	414,224,823	USD	3,859,923	Citibank N.A.	7/17/2020	(16,367)
JPY	190,000,000	USD	1,766,398	JPMorgan Chase Bank N.A.	7/17/2020	(3,405)
JPY	6,038,896,904	USD	56,045,811	UBS AG	7/17/2020	(11,424)
KRW	6,404,705,000	USD	5,225,856	Barclays Bank PLC	6/22/2020	(54,633)
KRW	375,000,000	USD	308,850	Citibank N.A.	6/22/2020	(6,072)
KRW	1,014,132,000	USD	838,542	JPMorgan Chase Bank N.A.	6/15/2020	(19,711)
KRW	4,558,572,000	USD	3,724,171	JPMorgan Chase Bank N.A.	6/22/2020	(43,535)
USD	8,161,033	AUD	12,523,539	Citibank N.A.	7/17/2020	(186,720)
USD	2,825,125	AUD	4,263,724	UBS AG	7/17/2020	(16,924)
USD	15,027,986	CAD	20,982,374	Goldman Sachs International	7/17/2020	(211,752)
USD	343,034	CLP	278,537,000	Barclays Bank PLC	6/01/2020	(4,963)
USD	342,714	CLP	278,537,000	JPMorgan Chase Bank N.A.	6/01/2020	(5,284)
USD	14,487,311	EUR	13,280,666	Citibank N.A.	7/17/2020	(268,904)
USD	808,160	EUR	745,927	Deutsche Bank AG	7/31/2020	(20,905)
USD	2,475,042	EUR	2,231,212	Goldman Sachs International	7/17/2020	(4,068)
USD	2,013,571	EUR	1,833,212	JPMorgan Chase Bank N.A.	7/17/2020	(23,320)
USD	2,635,030	EUR	2,400,123	Merrill Lynch International	7/17/2020	(31,758)
USD	590,359	EUR	544,893	Merrill Lynch International	7/31/2020	(15,265)
USD	4,812,573	EUR	4,392,501	State Street Bank Corp.	7/17/2020	(67,956)
USD	1,020,819	EUR	933,411	UBS AG	7/17/2020	(16,299)
USD	12,926,698	GBP	10,517,998	Barclays Bank PLC	7/17/2020	(65,553)
USD	3,957,296	GBP	3,227,575	Citibank N.A.	7/17/2020	(29,533)
USD	1,845,105	GBP	1,500,000	Credit Suisse Group	7/17/2020	(7,755)
USD	405,185	GBP	331,301	Deutsche Bank AG	7/31/2020	(4,073)
USD	1,068,382	GBP	872,492	JPMorgan Chase Bank N.A.	7/17/2020	(9,355)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
USD	472,301	GBP	386,097	Merrill Lynch International	7/31/2020	$(4,646)
USD	2,852,953	KRW	3,534,238,000	JPMorgan Chase Bank N.A.	6/22/2020	(626)
USD	3,022,741	NZD	5,009,178	State Street Bank Corp.	7/17/2020	(85,980)
USD	1,574,004	SEK	14,863,000	Citibank N.A.	7/17/2020	(4,056)
USD	4,766,499	ZAR	88,083,228	Citibank N.A.	7/17/2020	(228,169)

						$(1,607,509)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	290	$43,506,745	June - 2020	$366,332
Euro-Bund 10 yr	Short	EUR	114	21,824,071	June - 2020	277,345
Euro-Buxl 30 yr	Short	EUR	1	235,375	June - 2020	7,169
U.S. Treasury Ultra Bond	Long	USD	12	2,616,375	September - 2020	7,414

						$658,260

Liability Derivatives

Interest Rate Futures
Long Gilt 10 yr	Short	GBP	16	$2,715,814	September - 2020	$(7,955)
U.S. Treasury Bond	Short	USD	3	535,125	September - 2020	(2,355)
U.S. Treasury Note 10 yr	Short	USD	127	17,660,938	September - 2020	(53,050)
U.S. Treasury Note 2 yr	Short	USD	8	1,766,750	September - 2020	(653)
U.S. Treasury Note 5 yr	Short	USD	362	45,476,250	September - 2020	(88,754)
U.S. Treasury Ultra Note 10 yr	Short	USD	256	40,276,000	September - 2020	(174,333)

						$(327,100)

At May 31, 2020, the fund had cash collateral of $470,000 and other liquid securities with an aggregate value of $2,441,796 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $598,589,075)	$618,280,880
Investments in affiliated issuers, at value (identified cost, $41,024,339)	41,026,766
Cash	19,270
Foreign currency, at value (identified cost, $11,855)	12,408
Restricted cash for
Forward foreign currency exchange contracts	470,000
Receivables for
Forward foreign currency exchange contracts	1,108,846
Investments sold	8,828,958
Investments sold on an extended settlement basis	4,272,514
Fund shares sold	200,809
Interest	3,946,301
Other assets	2,315
Total assets	$678,169,067

Liabilities
Payables for
Distributions	$1,372
Forward foreign currency exchange contracts	1,607,509
Net daily variation margin on open futures contracts	415,145
Investments purchased	19,956,051
Investments purchased on an extended settlement basis	28,258,400
Fund shares reacquired	61,269
Payable to affiliates
Investment adviser	10,473
Administrative services fee	1,066
Shareholder servicing costs	257,095
Distribution and service fees	785
Accrued expenses and other liabilities	32,430
Total liabilities	$50,601,595
Net assets	$627,567,472

Net assets consist of
Paid-in capital	$618,581,285
Total distributable earnings (loss)	8,986,187
Net assets	$627,567,472
Shares of beneficial interest outstanding	69,107,136

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$16,762,725	1,836,058	$9.13
Class B	432,780	47,655	9.08
Class C	2,429,154	267,478	9.08
Class I	6,756,065	743,229	9.09
Class R1	247,928	27,283	9.09
Class R2	229,303	25,254	9.08
Class R3	214,036	23,556	9.09
Class R4	79,300	8,725	9.09
Class R6	600,416,181	66,127,898	9.08

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.54 [100 / 95.75 x $9.13]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$7,487,453
Dividends from affiliated issuers	216,991
Other	38,650
Foreign taxes withheld	(17,943)
Total investment income	$7,725,151
Expenses
Management fee	$1,946,196
Distribution and service fees	37,723
Shareholder servicing costs	343,538
Administrative services fee	48,751
Independent Trustees’ compensation	7,637
Custodian fee	51,146
Shareholder communications	10,069
Audit and tax fees	36,092
Legal fees	2,771
Miscellaneous	92,550
Total expenses	$2,576,473
Fees paid indirectly	(9,901)
Reduction of expenses by investment adviser and distributor	(198,044)
Net expenses	$2,368,528
Net investment income (loss)	$5,356,623

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,408,970
Affiliated issuers	(708)
Written options	36,982
Futures contracts	(7,562,235)
Swap agreements	2,796,476
Forward foreign currency exchange contracts	(2,071,344)
Foreign currency	(375,410)
Net realized gain (loss)	$(3,767,269)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,781,036
Affiliated issuers	632
Written options	(4,743)
Futures contracts	(1,076,146)
Swap agreements	(13,776)
Forward foreign currency exchange contracts	1,795,031
Translation of assets and liabilities in foreign currencies	19,235
Net unrealized gain (loss)	$5,501,269
Net realized and unrealized gain (loss)	$1,734,000
Change in net assets from operations	$7,090,623

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/20 (unaudited)	Year ended 11/30/19

From operations
Net investment income (loss)	$5,356,623	$13,315,595
Net realized gain (loss)	(3,767,269)	13,459,410
Net unrealized gain (loss)	5,501,269	33,954,681
Change in net assets from operations	$7,090,623	$60,729,686
Total distributions to shareholders	$(8,324,053)	$(13,483,333)
Change in net assets from fund share transactions	$(22,674,427)	$(15,963,485)
Total change in net assets	$(23,907,857)	$31,282,868

Net assets
At beginning of period	651,475,329	620,192,461
At end of period	$627,567,472	$651,475,329

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/20		Year ended
Class A			11/30/19	11/30/18	11/30/17		11/30/16	11/30/15
	(unaudited)
Net asset value, beginning of period	$9.11		$8.44	$8.97	$8.53		$8.38	$9.19

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.16	$0.15	$0.12		$0.13	$0.12
Net realized and unrealized gain (loss)	0.06		0.67	(0.52)	0.44		0.14	(0.78)
Total from investment operations	$0.12		$0.83	$(0.37)	$0.56		$0.27	$(0.66)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.16)	$(0.16)	$(0.12)		$(0.01)	$—
From net realized gain	(0.01)		—	—	—		—	—
From tax return of capital	—		—	—	(0.00	)(w)	(0.11)	(0.15)
Total distributions declared to shareholders	$(0.10)		$(0.16)	$(0.16)	$(0.12)		$(0.12)	$(0.15)
Net asset value, end of period (x)	$9.13		$9.11	$8.44	$8.97		$8.53	$8.38
Total return (%) (r)(s)(t)(x)	1.34	(n)	9.91	(4.16)	6.60		3.18	(7.23)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.13	1.13	1.16		1.18	1.23
Expenses after expense reductions (f)	1.05	(a)	1.05	1.05	1.05		1.05	1.05
Net investment income (loss)	1.33	(a)	1.78	1.72	1.40		1.45	1.40
Portfolio turnover	107	(n)	126	108	50		56	143
Net assets at end of period (000 omitted)	$16,763		$16,487	$14,062	$12,104		$12,306	$13,980

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/20		Year ended
Class B			11/30/19	11/30/18	11/30/17		11/30/16	11/30/15
	(unaudited)
Net asset value, beginning of period	$9.06		$8.40	$8.92	$8.48		$8.34	$9.14

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.09	$0.08	$0.06		$0.06	$0.06
Net realized and unrealized gain (loss)	0.05		0.67	(0.51)	0.43		0.13	(0.78)
Total from investment operations	$0.08		$0.76	$(0.43)	$0.49		$0.19	$(0.72)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.10)	$(0.09)	$(0.05)		$—	$—
From net realized gain	(0.01)		—	—	—		—	—
From tax return of capital	—		—	—	(0.00	)(w)	(0.05)	(0.08)
Total distributions declared to shareholders	$(0.06)		$(0.10)	$(0.09)	$(0.05)		$(0.05)	$(0.08)
Net asset value, end of period (x)	$9.08		$9.06	$8.40	$8.92		$8.48	$8.34
Total return (%) (r)(s)(t)(x)	0.96	(n)	9.01	(4.80)	5.84		2.30	(7.86)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.88	1.89	1.92		1.94	1.99
Expenses after expense reductions (f)	1.80	(a)	1.80	1.80	1.80		1.80	1.80
Net investment income (loss)	0.60	(a)	1.04	0.97	0.66		0.72	0.68
Portfolio turnover	107	(n)	126	108	50		56	143
Net assets at end of period (000 omitted)	$433		$605	$712	$956		$1,103	$1,272

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/20		Year ended
Class C			11/30/19	11/30/18	11/30/17		11/30/16	11/30/15
	(unaudited)
Net asset value, beginning of period	$9.06		$8.40	$8.92	$8.48		$8.34	$9.14

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.09	$0.09	$0.06		$0.06	$0.06
Net realized and unrealized gain (loss)	0.05		0.67	(0.52)	0.43		0.13	(0.78)
Total from investment operations	$0.08		$0.76	$(0.43)	$0.49		$0.19	$(0.72)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.10)	$(0.09)	$(0.05)		$—	$—
From net realized gain	(0.01)		—	—	—		—	—
From tax return of capital	—		—	—	(0.00	)(w)	(0.05)	(0.08)
Total distributions declared to shareholders	$(0.06)		$(0.10)	$(0.09)	$(0.05)		$(0.05)	$(0.08)
Net asset value, end of period (x)	$9.08		$9.06	$8.40	$8.92		$8.48	$8.34
Total return (%) (r)(s)(t)(x)	0.96	(n)	9.01	(4.80)	5.84		2.30	(7.86)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.88	1.88	1.92		1.94	1.99
Expenses after expense reductions (f)	1.80	(a)	1.80	1.80	1.80		1.80	1.80
Net investment income (loss)	0.58	(a)	1.04	0.97	0.66		0.71	0.67
Portfolio turnover	107	(n)	126	108	50		56	143
Net assets at end of period (000 omitted)	$2,429		$2,229	$2,332	$2,086		$2,192	$2,053

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/20		Year ended
Class I			11/30/19	11/30/18	11/30/17		11/30/16	11/30/15
	(unaudited)
Net asset value, beginning of period	$9.07		$8.41	$8.93	$8.48		$8.34	$9.15

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.18	$0.17	$0.14		$0.15	$0.14
Net realized and unrealized gain (loss)	0.06		0.66	(0.51)	0.45		0.13	(0.78)
Total from investment operations	$0.13		$0.84	$(0.34)	$0.59		$0.28	$(0.64)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.18)	$(0.18)	$(0.14)		$(0.01)	$—
From net realized gain	(0.01)		—	—	—		—	—
From tax return of capital	—		—	—	(0.00	)(w)	(0.13)	(0.17)
Total distributions declared to shareholders	$(0.11)		$(0.18)	$(0.18)	$(0.14)		$(0.14)	$(0.17)
Net asset value, end of period (x)	$9.09		$9.07	$8.41	$8.93		$8.48	$8.34
Total return (%) (r)(s)(t)(x)	1.46	(n)	10.09	(3.83)	7.02		3.32	(7.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.88	0.89	0.92		0.91	0.99
Expenses after expense reductions (f)	0.80	(a)	0.80	0.80	0.80		0.80	0.80
Net investment income (loss)	1.52	(a)	2.05	1.98	1.64		1.69	1.68
Portfolio turnover	107	(n)	126	108	50		56	143
Net assets at end of period (000 omitted)	$6,756		$862	$1,160	$1,521		$3,151	$699

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/20		Year ended
Class R1			11/30/19	11/30/18	11/30/17		11/30/16	11/30/15
	(unaudited)
Net asset value, beginning of period	$9.07		$8.40	$8.93	$8.48		$8.34	$9.14

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.09	$0.09	$0.06		$0.06	$0.06
Net realized and unrealized gain (loss)	0.05		0.68	(0.53)	0.44		0.13	(0.78)
Total from investment operations	$0.08		$0.77	$(0.44)	$0.50		$0.19	$(0.72)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.10)	$(0.09)	$(0.05)		$—	$—
From net realized gain	(0.01)		—	—	—		—	—
From tax return of capital	—		—	—	(0.00	)(w)	(0.05)	(0.08)
Total distributions declared to shareholders	$(0.06)		$(0.10)	$(0.09)	$(0.05)		$(0.05)	$(0.08)
Net asset value, end of period (x)	$9.09		$9.07	$8.40	$8.93		$8.48	$8.34
Total return (%) (r)(s)(t)(x)	0.96	(n)	9.13	(4.90)	5.96		2.30	(7.86)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.88	1.88	1.92		1.94	1.99
Expenses after expense reductions (f)	1.80	(a)	1.80	1.80	1.80		1.80	1.80
Net investment income (loss)	0.59	(a)	1.03	0.99	0.66		0.71	0.69
Portfolio turnover	107	(n)	126	108	50		56	143
Net assets at end of period (000 omitted)	$248		$243	$214	$75		$69	$57

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/20		Year ended
Class R2			11/30/19	11/30/18	11/30/17		11/30/16	11/30/15
	(unaudited)
Net asset value, beginning of period	$9.06		$8.39	$8.92	$8.48		$8.34	$9.14

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.14	$0.13	$0.10		$0.11	$0.10
Net realized and unrealized gain (loss)	0.06		0.67	(0.52)	0.44		0.13	(0.77)
Total from investment operations	$0.11		$0.81	$(0.39)	$0.54		$0.24	$(0.67)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.14)	$(0.14)	$(0.10)		$(0.01)	$—
From net realized gain	(0.01)		—	—	—		—	—
From tax return of capital	—		—	—	(0.00	)(w)	(0.09)	(0.13)
Total distributions declared to shareholders	$(0.09)		$(0.14)	$(0.14)	$(0.10)		$(0.10)	$(0.13)
Net asset value, end of period (x)	$9.08		$9.06	$8.39	$8.92		$8.48	$8.34
Total return (%) (r)(s)(t)(x)	1.21	(n)	9.68	(4.43)	6.37		2.81	(7.40)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.38	1.39	1.41		1.44	1.49
Expenses after expense reductions (f)	1.30	(a)	1.30	1.30	1.30		1.30	1.30
Net investment income (loss)	1.09	(a)	1.53	1.47	1.14		1.22	1.18
Portfolio turnover	107	(n)	126	108	50		56	143
Net assets at end of period (000 omitted)	$229		$240	$208	$268		$69	$68

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/20		Year ended
Class R3			11/30/19	11/30/18	11/30/17		11/30/16	11/30/15
	(unaudited)
Net asset value, beginning of period	$9.07		$8.40	$8.93	$8.49		$8.34	$9.15

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.16	$0.15	$0.12		$0.13	$0.12
Net realized and unrealized gain (loss)	0.06		0.67	(0.52)	0.44		0.14	(0.78)
Total from investment operations	$0.12		$0.83	$(0.37)	$0.56		$0.27	$(0.66)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.16)	$(0.16)	$(0.12)		$(0.01)	$—
From net realized gain	(0.01)		—	—	—		—	—
From tax return of capital	—		—	—	(0.00	)(w)	(0.11)	(0.15)
Total distributions declared to shareholders	$(0.10)		$(0.16)	$(0.16)	$(0.12)		$(0.12)	$(0.15)
Net asset value, end of period (x)	$9.09		$9.07	$8.40	$8.93		$8.49	$8.34
Total return (%) (r)(s)(t)(x)	1.34	(n)	9.94	(4.18)	6.63		3.19	(7.27)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.13	1.14	1.16		1.19	1.24
Expenses after expense reductions (f)	1.05	(a)	1.05	1.05	1.05		1.05	1.05
Net investment income (loss)	1.28	(a)	1.80	1.73	1.41		1.46	1.43
Portfolio turnover	107	(n)	126	108	50		56	143
Net assets at end of period (000 omitted)	$214		$60	$71	$88		$82	$79

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/20		Year ended
Class R4			11/30/19	11/30/18	11/30/17		11/30/16	11/30/15
	(unaudited)
Net asset value, beginning of period	$9.07		$8.40	$8.93	$8.49		$8.34	$9.15

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.18	$0.17	$0.14		$0.15	$0.15
Net realized and unrealized gain (loss)	0.06		0.67	(0.52)	0.44		0.14	(0.79)
Total from investment operations	$0.13		$0.85	$(0.35)	$0.58		$0.29	$(0.64)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.18)	$(0.18)	$(0.14)		$(0.01)	$—
From net realized gain	(0.01)		—	—	—		—	—
From tax return of capital	—		—	—	(0.00	)(w)	(0.13)	(0.17)
Total distributions declared to shareholders	$(0.11)		$(0.18)	$(0.18)	$(0.14)		$(0.14)	$(0.17)
Net asset value, end of period (x)	$9.09		$9.07	$8.40	$8.93		$8.49	$8.34
Total return (%) (r)(s)(t)(x)	1.46	(n)	10.22	(3.95)	6.89		3.45	(7.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.88	0.88	0.91		0.94	0.99
Expenses after expense reductions (f)	0.80	(a)	0.80	0.80	0.80		0.80	0.80
Net investment income (loss)	1.58	(a)	2.03	1.96	1.66		1.72	1.69
Portfolio turnover	107	(n)	126	108	50		56	143
Net assets at end of period (000 omitted)	$79		$77	$53	$55		$51	$50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/20		Year ended
Class R6			11/30/19	11/30/18	11/30/17		11/30/16	11/30/15
	(unaudited)
Net asset value, beginning of period	$9.06		$8.39	$8.92	$8.48		$8.33	$9.14

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.19	$0.18	$0.16		$0.16	$0.16
Net realized and unrealized gain (loss)	0.06		0.67	(0.52)	0.43		0.14	(0.79)
Total from investment operations	$0.13		$0.86	$(0.34)	$0.59		$0.30	$(0.63)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.19)	$(0.19)	$(0.15)		$(0.01)	$—
From net realized gain	(0.01)		—	—	—		—	—
From tax return of capital	—		—	—	(0.00	)(w)	(0.14)	(0.18)
Total distributions declared to shareholders	$(0.11)		$(0.19)	$(0.19)	$(0.15)		$(0.15)	$(0.18)
Net asset value, end of period (x)	$9.08		$9.06	$8.39	$8.92		$8.48	$8.33
Total return (%) (r)(s)(t)(x)	1.51	(n)	10.33	(3.84)	7.03		3.59	(6.89)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.78	0.78	0.79		0.80	0.83
Expenses after expense reductions (f)	0.72	(a)	0.70	0.69	0.67		0.67	0.64
Net investment income (loss)	1.67	(a)	2.13	2.07	1.78		1.85	1.84
Portfolio turnover	107	(n)	126	108	50		56	143
Net assets at end of period (000 omitted)	$600,416		$630,673	$601,381	$634,630		$599,806	$621,455

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Bond Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2020, the fund did not have more than 25% of its assets invested in any one industry.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are

Notes to Financial Statements (unaudited) – continued

callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also

Notes to Financial Statements (unaudited) – continued

be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$62,339,578	$—	$62,339,578
Non-U.S. Sovereign Debt	—	223,794,416	—	223,794,416
Municipal Bonds	—	5,291,705	—	5,291,705
U.S. Corporate Bonds	—	107,722,865	—	107,722,865
Residential Mortgage-Backed Securities	—	67,863,271	—	67,863,271
Commercial Mortgage-Backed Securities	—	15,185,269	—	15,185,269
Asset-Backed Securities (including CDOs)	—	9,649,454	—	9,649,454
Foreign Bonds	—	126,434,322	—	126,434,322
Mutual Funds	41,026,766	—	—	41,026,766
Total	$41,026,766	$618,280,880	$—	$659,307,646

Other Financial Instruments
Futures Contracts – Assets	$658,260	$—	$—	$658,260
Futures Contracts – Liabilities	(327,100)	—	—	(327,100)
Forward Foreign Currency Exchange
Contracts – Assets	—	1,108,846	—	1,108,846
Forward Foreign Currency Exchange
Contracts – Liabilities	—	(1,607,509)	—	(1,607,509)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$658,260	$(327,100)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,108,846	(1,607,509)
Total		$1,767,106	$(1,934,609)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(7,562,235)	$—	$—	$—	$—
Foreign Exchange	—	—	(2,071,344)	—	—
Credit	—	2,796,476	—	(415,733)	36,982
Total	$(7,562,235)	$2,796,476	$(2,071,344)	$(415,733)	$36,982

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(1,076,146)	$—	$—	$—	$—
Foreign Exchange	—	—	1,795,031	—	—
Credit	—	(13,776)	—	(14,784)	(4,743)
Total	$(1,076,146)	$(13,776)	$1,795,031	$(14,784)	$(4,743)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Written Options – In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was

Notes to Financial Statements (unaudited) – continued

written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Notes to Financial Statements (unaudited) – continued

Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced

Notes to Financial Statements (unaudited) – continued

by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At May 31, 2020, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which will be delivered to the fund at a future date, usually beyond customary settlement time. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, TBA, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in Investments purchased or sold on an extended settlement basis in the Statement of Assets and Liabilities. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such

Notes to Financial Statements (unaudited) – continued

agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/19
Ordinary income (including any short-term capital gains)	$13,483,333

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/20

Cost of investments	$641,573,755
Gross appreciation	25,849,003

Gross depreciation	(8,115,112)
Net unrealized appreciation (depreciation)	$17,733,891

As of 11/30/19

Undistributed ordinary income	901,759
Post-October capital loss deferral	(539,368)
Other temporary differences	(1,192,204)
Net unrealized appreciation (depreciation)	11,049,430

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 5/31/20	Year ended 11/30/19
Class A	$186,002	$274,700
Class B	4,021	7,247
Class C	17,579	24,923
Class I	44,996	21,845
Class R1	1,800	2,495
Class R2	2,227	3,548
Class R3	1,493	1,358
Class R4	958	1,172
Class R6	8,064,977	13,146,045
Total	$8,324,053	$13,483,333

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.60%
In excess of $1 billion	0.55%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended May 31, 2020, this management fee reduction amounted to $34,405, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2020 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.74%

This written agreement will terminate on July 31, 2020. For the six months ended May 31, 2020, this reduction amounted to $163,489, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2020, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.03%	1.78%	1.78%	0.78%	1.78%	1.28%	1.03%	0.78%	0.72%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2022.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $348 for the six months ended May 31, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

Notes to Financial Statements (unaudited) – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$20,846
Class B	0.75%	0.25%	1.00%	1.00%	2,567
Class C	0.75%	0.25%	1.00%	1.00%	12,327
Class R1	0.75%	0.25%	1.00%	1.00%	1,218
Class R2	0.25%	0.25%	0.50%	0.50%	563
Class R3	—	0.25%	0.25%	0.25%	202
Total Distribution and Service Fees					$37,723

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended May 31, 2020, this rebate amounted to $128 and $22 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2020, were as follows:

Amount
Class A	$3
Class B	363
Class C	—

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2020, the fee was $6,717, which equated to 0.0021% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $15,195.

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended May 31, 2020, these costs for the fund amounted to $321,626 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2020 was equivalent to an annual effective rate of 0.0150% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

At May 31, 2020, MFS held approximately 74% of the outstanding shares of Class R4.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended May 31, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $3,460,172.

(4) Portfolio Securities

For the six months ended May 31, 2020, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$253,837,815	$271,828,845
Non-U.S. Government securities	418,293,667	426,782,977

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/20		Year ended 11/30/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	304,259	$2,737,507	564,710	$5,090,663
Class B	1,323	12,000	1,180	10,201
Class C	98,382	893,041	96,242	856,814
Class I	713,813	6,479,719	44,854	391,414
Class R1	329	2,999	1,177	10,342
Class R2	413	3,713	1,544	13,817
Class R3	17,101	156,146	188	1,671
Class R4	170	1,532	2,057	18,684
Class R6	4,192,540	37,854,894	4,011,201	35,617,525
	5,328,330	$48,141,551	4,723,153	$42,011,131

Shares issued to shareholders in reinvestment of distributions
Class A	20,304	$184,822	30,459	$273,082
Class B	442	4,011	814	7,238
Class C	1,730	15,674	2,364	21,031
Class I	4,960	44,745	2,416	21,464
Class R1	199	1,800	280	2,495
Class R2	246	2,227	398	3,548
Class R3	165	1,493	153	1,358
Class R4	106	958	132	1,172
Class R6	889,842	8,055,400	1,473,880	13,131,961
	917,994	$8,311,130	1,510,896	$13,463,349

Shares reacquired
Class A	(298,619)	$(2,701,370)	(451,205)	$(4,036,661)
Class B	(20,845)	(185,660)	(20,038)	(178,052)
Class C	(78,639)	(703,804)	(130,314)	(1,162,177)
Class I	(70,606)	(630,644)	(90,234)	(796,637)
Class R1	(17)	(149)	(121)	(1,048)
Class R2	(1,861)	(16,954)	(237)	(2,086)
Class R3	(338)	(3,094)	(2,201)	(20,093)
Class R4	(3)	(26)	—	—
Class R6	(8,580,151)	(74,885,407)	(7,509,459)	(65,241,211)
	(9,051,079)	$(79,127,108)	(8,203,809)	$(71,437,965)

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/20		Year ended 11/30/19

	Shares	Amount	Shares	Amount
Net change
Class A	25,944	$220,959	143,964	$1,327,084
Class B	(19,080)	(169,649)	(18,044)	(160,613)
Class C	21,473	204,911	(31,708)	(284,332)
Class I	648,167	5,893,820	(42,964)	(383,759)
Class R1	511	4,650	1,336	11,789
Class R2	(1,202)	(11,014)	1,705	15,279
Class R3	16,928	154,545	(1,860)	(17,064)
Class R4	273	2,464	2,189	19,856
Class R6	(3,497,769)	(28,975,113)	(2,024,378)	(16,491,725)
	(2,804,755)	$(22,674,427)	(1,969,760)	$(15,963,485)

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, and the Lifetime 2035 Fund were the owners of record of approximately 41%, 24%, 14%, 5%, 4%, 3%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, MFS Lifetime 2040 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2020, the fund’s commitment fee and interest expense were $1,686 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,424,526	$215,303,512	$190,701,196	$(708)	$632	$41,026,766

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$216,991	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Global Bond Fund, a series of the Registrant, is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 17, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2020

*	Print name and title of each signing officer under his or her signature.